Deposits from Banks - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deposits from banks [abstract]
New targeted longer term refinancing operations	€ 17,700.0	€ 17.7